Document and Entity Information	Jul. 27, 2020
Prospectus:
Document Type	497
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2020
Document Effective Date	Jul. 27, 2020
Prospectus Date	Sep. 30, 2019
SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SMQFX